SCHEDULE OF INTANGIBLE ASSETS (Details) - CAD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Balance	$ 29,861
Balance	33,829	$ 29,861
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance	40,180	35,009
Additions	7,484	5,171
Balance	47,664	40,180
Accumulated Amortisation [Member]
IfrsStatementLineItems [Line Items]
Balance	10,319	3,501
Amortization	3,516	6,818
Balance	13,835	10,319
Computer software [member]
IfrsStatementLineItems [Line Items]
Balance	29,858
Balance	33,826	29,858
Computer software [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance	40,177	35,006
Additions	7,484	5,171
Balance	47,661	40,177
Computer software [member] | Accumulated Amortisation [Member]
IfrsStatementLineItems [Line Items]
Balance	10,319	3,501
Amortization	3,516	6,818
Balance	13,835	10,319
HealthTab [member]
IfrsStatementLineItems [Line Items]
Balance	1
Balance	1	1
HealthTab [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance	1	1
Additions
Balance	1	1
HealthTab [member] | Accumulated Amortisation [Member]
IfrsStatementLineItems [Line Items]
Balance	(0)	(0)
Amortization
Balance		(0)
Corozon [member]
IfrsStatementLineItems [Line Items]
Balance	1
Balance	1	1
Corozon [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance	1	1
Additions
Balance	1	1
Corozon [member] | Accumulated Amortisation [Member]
IfrsStatementLineItems [Line Items]
Balance
Amortization
Balance
Corozon [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Balance
Amortization
Emerald [member]
IfrsStatementLineItems [Line Items]
Balance	1
Balance	1	1
Emerald [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance	1	1
Additions
Balance	1	1
Emerald [member] | Accumulated Amortisation [Member]
IfrsStatementLineItems [Line Items]
Balance
Amortization
Balance
Emerald [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Balance
Amortization
Balance